Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 1. Significant Accounting Policies:

Nature of Business and Organization: Rogers International Raw Materials Fund, L.P. (the "Partnership") is an Illinois Limited Partnership that was established in May 2000. The Partnership trades a portfolio primarily of commodity futures contracts, principally on recognized exchanges. The Partnership may also purchase contracts in the over the counter marketplace under certain circumstances. The Partnership invests and trades exclusively on the "long side" of the market. The Partnership's investment strategy is designed to replicate the Rogers International Commodity Index® (the "Index") and positions are rebalanced monthly to maintain the Index's relative weightings. The Partnership commenced trading during November 2001. The Partnership will terminate on December 31, 2020 or earlier upon certain circumstances as defined in the Limited Partnership Agreement. The Partnership's General Partner and commodity pool operator is Beeland Management Company, L.L.C. (the "General Partner"). Beeland Interests, Inc. is the owner and sponsor of the Index.

Accounting Policies: The Partnership follows Generally Accepted Accounting Principles ("GAAP"), as established by the Financial Accounting Standards Board ("FASB"), to ensure consistent reporting of financial condition and results of operation.

Net Assets: The valuation of net assets includes open commodity futures owned by the Partnership, if any, at the end of the period. The unrealized gain or loss on these contracts has been calculated based on settlement prices on the last business day of each month. Net assets are determined by subtracting liabilities from assets, which also equals partners' capital.

Cash and Cash Equivalents: Cash and cash equivalents include highly liquid instruments with original maturities of three months or less at the date of acquisition. Cash and cash equivalents include amounts on deposit with a broker to facilitate payment of expenses and partner withdrawals.

Profit and Loss Allocation: Limited partners and the General Partner share in the profits and losses of the Partnership in the proportion that each partner's capital account bears to the total partners' capital.

Income Taxes: No provision for income taxes has been made in these financial statements as each partner is individually responsible for reporting income or loss based on its respective share of the Partnership's income and expenses as reported for income tax purposes.

The Partnership is generally not subject to examination by U.S. federal or state taxing authorities for tax years before 2008. The Partnership has no material uncertain tax positions, and accordingly, has not recorded a liability for the payment of interest or penalties through December 31, 2011.

Fair Value of Financial Instruments: Securities and derivative financial instruments are recorded at fair value.

Revenue Recognition: Futures and forward contracts are recorded on a trade date basis and realized gains or losses are recognized when contracts are liquidated. Unrealized gains or losses on open contracts (the difference between contract trade price and market price) are reported in the statements of financial condition as a net unrealized gain or loss, as there exists a right of offset of unrealized gains or losses. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations.

Interest Income Recognition: The Partnership records interest income on the accrual basis.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Partnership's estimate regarding the carrying value of its receivable from MF Global, Inc. (Note 4) is a significant estimate and due to the uncertainty of future events, this estimate could change in the near term.

Foreign Currency Translation: Foreign currency is translated into U.S. dollars at the exchange rate prevailing on the last business day of each month. The Partnership does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities and derivative financial instruments held. Such fluctuations are included with the net realized trading gains or losses.

Ongoing Offering Expenses: Ongoing offering expenses are accrued on an ongoing basis and charged to expense as incurred.

Deposits with Brokers: The Partnership deposits assets with brokers subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Margin requirements are satisfied by the deposit of cash with such brokers. The Partnership earns interest income on its assets deposited with the brokers.

Withdrawals Payable: Withdrawals approved by the General Partner prior to month-end with a fixed effective date and fixed amount are recorded as withdrawals payable as of month-end (See Note 6).

Statement of Cash Flows: The Partnership has elected not to provide a statement of cash flows as permitted by GAAP as all of the following conditions have been met:

•	During the year, substantially all of the Partnership's investments were highly liquid;

•	Substantially all of the Partnership's investments are carried at fair value;

•	The Partnership had little or no debt during the year;

•	The Partnership's financial statements include a statement of changes in partners' capital (net assets).